Subsequent Events (Details) - Subsequent Events - Restricted share units $ / shares in Thousands	Mar. 28, 2017 $ / shares shares
Subsequent Events
Vesting period	3 years
Class A ordinary shares | Certain directors, members of the management, and the employees
Subsequent Events
Shares authorized by the board under the plan	679,645
Share Holding Platform | Class A ordinary shares | Certain directors, members of the management, and the employees
Subsequent Events
Number of share units granted	789,150
Value | $ / shares	$ 0